Acquisitions - Changes in the Group's Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 10,266,000	$ 11,117,000
New acquisition	2,318,000
Currency translation adjustment	836,000	(851,000)
Balance at the end of the year	13,420,000	10,266,000	$ 11,117,000
Impairment of goodwill	0	0	0
Other
Changes in the Group's goodwill by segment
Balance at the beginning of the year	10,266,000	11,117,000
New acquisition	2,318,000
Currency translation adjustment	836,000	(851,000)
Balance at the end of the year	$ 13,420,000	$ 10,266,000	$ 11,117,000